Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share premium [member]	Reserve of share-based payments [member]	Reserve of exchange differences on translation [member]	Revaluation surplus [member]	Retained earnings [member]	Treasury shares [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2020	$ 21,668	$ 2,760			$ (18,448)		$ 14,818	$ 20,798
IfrsStatementLineItems [Line Items]
Total other comprehensive loss			5	(352)	(11,679)			(12,026)
Exercise of warrants	26,475							26,475
Acquisitions of common shares for Restricted Share Unit (RSU) plan						(12,644)		(12,644)
Proceeds from sale of treasury shares	229							229
Conversion of preferred shares into common shares	14,818						(14,818)
Exercise of stock options	207							207
Equity-settled share-based payments		3,965						3,965
Total loss								(11,679)
Balance at Dec. 31, 2021	63,397	6,725	5	(352)	(30,127)	(12,644)		27,004
IfrsStatementLineItems [Line Items]
Total other comprehensive loss			285	(407)				(122)
Acquisitions of common shares for Restricted Share Unit (RSU) plan						(8,060)		(8,060)
Conversion of preferred shares into common shares
Exercise of stock options	663	(398)						265
Equity-settled share-based payments		18,867						18,867
Total loss					(20,577)		242	(20,335)
Release of treasury shares	(5,742)					5,742
Issuance of Restricted Share Units	4,886	(4,886)
Shares issued as part of Expetitle and LemonBrew Acquisitions		4,775						4,775
Adjustment arising from change in non-controlling interests							21	21
Balance at Dec. 31, 2022	$ 63,204	$ 25,083	$ 290	$ (759)	$ (50,704)	$ (14,962)	$ 263	$ 22,415